Convertible Debts (Details) - Forge Nano, Inc. - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Convertible Debts
Convertible note - Series D	$ 10,488	$ 10,488
Accrued interest			$ 17
Debt discount			(314)
Total			1,627
Series D Convertible Note
Convertible Debts
Convertible note - Series D		$ 0	$ 1,924